Loans (Disaggregates the Allowance for Loan Losses and Loan Balance by Impairment Methodology) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW	Dec. 31, 2010 Commercial [Member] KRW	Dec. 31, 2010 Consumer [Member] KRW	Dec. 31, 2010 Credit Cards [Member] KRW
Individually evaluated for impairment, loan balance		3,864,094,000,000			3,841,455,000,000	3,398,000,000	19,241,000,000
Individually evaluated for impairment, Allowance for loan losses		2,004,491,000,000			2,000,518,000,000	937,000,000	3,036,000,000
Collectively evaluated for impairment, Loan balance		192,631,627,000,000			81,960,645,000,000	98,295,521,000,000	12,375,461,000,000
Collectively evaluated for impairment, Allowance for loan losses		2,242,835,000,000			1,608,959,000,000	471,000,000,000	162,876,000,000
Total Loans, loan balance		196,495,721,000,000	[1]	196,225,384,000,000	85,802,100,000,000	98,298,919,000,000	12,394,702,000,000
Allowance for loan losses	$ 3,756,701,000	4,247,326,000,000		3,341,046,000,000	3,609,477,000,000	471,937,000,000	165,912,000,000

[1]	Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.